Note 9 - Equity (Details Textual) - USD ($)								1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 01, 2017	Aug. 18, 2017	Mar. 21, 2017	Nov. 07, 2016	Oct. 17, 2016	Jul. 14, 2016	Feb. 19, 2015	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 12, 2017	Sep. 15, 2016	Sep. 30, 2015
Preferred Stock, Shares Authorized								20,000,000	20,000,000	20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding								0	0	0		0	0
Equity Units, Value, Subscriptions				$ 2,000,000				$ 185,000		$ 185,000		$ 185,000
Equity Units, Price Per Unit				$ 1				$ 2		$ 2		$ 2
Equity Units, Number of Shares of Common Stock in Each Unit				1				1		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 3.68	$ 3.42	$ 3.68		$ 3.68	$ 6.19			$ 8.92
Equity Units, Subscribed But Unissued, Gross Proceeds Receivable				$ 2,000,000				$ 370,000		$ 370,000		$ 370,000
Payments of Stock Issuance Costs				$ 193,726
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												50,000
Proceeds from Stock Options Exercised												$ 37,500	$ 0
Allocated Share-based Compensation Expense												37,450	$ 131,075
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized								$ 0		$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								1,305,000		1,305,000		1,305,000
Common Stock, Par or Stated Value Per Share								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												150,000	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 2.50
Employee Stock Option [Member]
Allocated Share-based Compensation Expense									$ 0		$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									0
Stock Incentive Plan [Member]
Allocated Share-based Compensation Expense		$ 222,988										$ 222,988	$ 9,173
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,500,000
Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.62%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		179.00%
Sale Leaseback to MMP [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1									$ 1
Stock Issued During Period, Shares, Issued to Lessor					100,000
Common Stock, Par or Stated Value Per Share					$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					3,640,000
Average Daily Volume Of Shares Trades					100,000
General and Administrative Expense [Member]
Other Depreciation and Amortization												0	$ 5,708
Investment Relations Consulting Agreement [Member]
Stock Issued During Period, Shares, New Issues							50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							$ 34,250
Chief Executive Officer [Member]
Sale of Stock, Number of Shares Issued in Transaction													1,200,000
Sale of Stock, Price Per Share													$ 0.001
Share Price													$ 0.75
Allocated Share-based Compensation Expense, Difference of Fair Market Value and Purchase Price													$ 898,800
Allocated Share-based Compensation Expense												37,450	$ 131,075
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized								$ 0		$ 0		0
Consultants [Member] | Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		150,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 2.50
Equity Line Agreement [Member]
Stock Issued During Period, Shares, New Issues								0
Purchase Price of Weighted Average Price of Common Stock	90.00%													90.00%
Percentage of Closing Price of Common Stock	75.00%													75.00%
Mountain States Capital, LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000,000													$ 10,000,000
Line of Credit Facility, Borrowing Capacity Available to Increase	20,000,000
Line of Credit Facility, Current Borrowing Capacity	$ 500,000													$ 500,000
Debt Instrument, Term	1 year 180 days
Long-term Line of Credit								$ 0		$ 0		$ 0
Three Unrelated Parties [Member]
Long-term Line of Credit															$ 25,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			50,000										400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			50,000									50,000
Proceeds from Stock Options Exercised			$ 37,500
Stock Issued During Period, Shares, Issued to Lessor												100,000
Series I Warrants [Member]
Equity Units, Number of Warrants in Each Unit				1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3
Class of Warrant or Right, Fair Value of Warrant Issued, Percent				43.00%
Equity Units, Subscribed But Unissued, Potentially Receivable Additional Proceeds				$ 6,000,000
Series V Warrants [Member]
Equity Units, Number of Warrants in Each Unit								1		1		1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								1		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 5		$ 5		$ 5
Class of Warrant or Right, Fair Value of Warrant Issued, Percent										48.00%		48.00%
Equity Units, Subscribed But Unissued, Potentially Receivable Additional Proceeds								$ 925,000		$ 925,000		$ 925,000
Warrants to Purchase Additional Shares [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 1.25		$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													75,000		75,000
Unrelated Party [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															75,000
Strategic Capital Partners [Member]
Notes Payable, Related Parties						$ 2,431,646		$ 1,978,683	$ 1,931,646	$ 1,978,683		$ 1,978,683	$ 2,024,297
Debt Conversion, Converted Instrument, Shares Issued						400,000
Debt Instrument, Convertible, Conversion Price						$ 1.25
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						800,000
Class of Warrant or Right Expiration Term						45 days
Number of Consecutive Trading Days						20 days
Average Daily Volume Of Shares Trades						100,000
Strategic Capital Partners [Member] | Minimum [Member]
Average Closing Price per Share						$ 3
Strategic Capital Partners [Member] | Warrants to Purchase Additional Shares [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						3
Share Price						$ 1.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						800,000
Class of Warrant or Right, Issued During Period, Value						$ 410,328
Fair Value Assumptions, Exercise Price						$ 3
Fair Value Assumptions, Expected Term						4 years
Fair Value Assumptions, Risk Free Interest Rate						0.96%
Fair Value Assumptions, Expected Volatility Rate						100.00%
Fair Value Assumptions, Expected Dividend Rate						0.00%			0.00%
Class of Warrant or Right Expiration Term						45 days
Average Closing Price per Share						$ 4.80
Number of Consecutive Trading Days						20 days
Average Daily Volume Of Shares Trades						100,000
Strategic Capital Partners [Member] | Warrants to Purchase Additional Shares [Member] | Minimum [Member]
Fair Value Assumptions, Exercise Price									$ 1.74
Fair Value Assumptions, Expected Term									3 years
Fair Value Assumptions, Risk Free Interest Rate									1.73%
Fair Value Assumptions, Expected Volatility Rate									163.00%
Strategic Capital Partners [Member] | Warrants to Purchase Shares [Member]
Share Price						$ 1.02
Class of Warrant or Right, Issued During Period, Value						$ 510,960
Fair Value Assumptions, Exercise Price						$ 1.25
Fair Value Assumptions, Expected Term						4 years
Fair Value Assumptions, Risk Free Interest Rate						0.96%
Fair Value Assumptions, Expected Volatility Rate						100.00%
Fair Value Assumptions, Expected Dividend Rate						0.00%
Strategic Capital Partners [Member] | Convertible Notes Payable [Member]
Notes Payable, Related Parties						$ 500,000